Offsetting financial assets and financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Derivative financial assets	£ 252,459	£ 293,530
Reverse repurchase agreements and other similar secured lending at amortised cost	17,622	4,734
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Derivative liabilities	(240,808)	(279,415)
Repurchase agreements and other similar secured borrowing at amortised cost	(25,170)	(39,415)
Settlements assets liabilities offset amounts	38,196	25,133
Financial liabilities subject to offsetting
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(1,080,882)	(1,050,519)
Amounts offset	673,737	602,413
Net amounts reported on the balance sheet	(407,145)	(448,106)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	194,743	230,434
Financial collateral	200,230	202,926
Net amount	(12,172)	(14,746)
Amounts not subject to enforceable netting arrangements	(17,285)	(26,330)
Total liabilities	(424,430)	(474,436)
Derivatives
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(278,718)	(318,897)
Amounts offset	43,257	46,040
Net amounts reported on the balance sheet	(235,461)	(272,857)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	194,743	230,434
Financial collateral	28,546	27,677
Net amount	(12,172)	(14,746)
Amounts not subject to enforceable netting arrangements	(5,347)	(6,558)
Derivative liabilities	(240,808)	(279,415)
Cash collateral pledged	23,369	23,126
Non-cash assets pledged as collateral	5,177	4,551
Derivatives | Cash collateral netted
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Amounts offset	5,400	6,293
Repurchase agreements and other similar secured borrowing
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(802,164)	(731,622)
Amounts offset	630,480	556,373
Net amounts reported on the balance sheet	(171,684)	(175,249)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	0	0
Financial collateral	171,684	175,249
Net amount	0	0
Amounts not subject to enforceable netting arrangements	(11,938)	(19,772)
Repurchase agreements and other similar secured borrowing at amortised cost	(183,622)	(195,021)
Repurchase agreements and other similar secured borrowing | Financial liabilities at fair value
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Net amount	(158,452)	(155,606)
Repurchase agreements and other similar secured borrowing | Financial liabilities at amortised cost
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Net amount	(25,170)	(39,415)
Financial assets subject to offsetting
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	1,070,820	1,036,367
Amounts offset	(673,051)	(603,580)
Net amounts reported on the balance sheet	397,769	432,787
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Financial instruments	(194,743)	(230,434)
Financial collateral	(192,249)	(187,940)
Net amount	10,777	14,413
Amounts not subject to enforceable netting arrangements	4,800	7,250
Total assets	402,569	440,037
Derivatives
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	291,146	334,885
Amounts offset	(42,571)	(47,207)
Net amounts reported on the balance sheet	248,575	287,678
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Financial instruments	(194,743)	(230,434)
Financial collateral	(43,404)	(43,270)
Net amount	10,428	13,974
Amounts not subject to enforceable netting arrangements	3,884	5,852
Derivative financial assets	252,459	293,530
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Cash collateral	30,758	30,637
Non-cash collateral received subject to enforceable master netting arrangements or similar agreement not set off against financial assets	12,646	12,633
Derivatives | Cash collateral netted
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Amounts offset	(6,086)	(5,126)
Reverse repurchase agreements and other similar secured lending
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	779,674	701,482
Amounts offset	(630,480)	(556,373)
Net amounts reported on the balance sheet	149,194	145,109
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Financial instruments	0	0
Financial collateral	(148,845)	(144,670)
Net amount	349	439
Amounts not subject to enforceable netting arrangements	916	1,398
Reverse repurchase agreements and other similar secured lending at amortised cost	150,110	146,507
Reverse repurchase agreements and other similar secured lending | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Net amount	132,488	141,773
Reverse repurchase agreements and other similar secured lending | Financial assets at amortised cost
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Net amount	£ 17,622	£ 4,734